Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Line Items]
Total inventories	$ 430,546	$ 370,716
Less: current portion of inventories	(406,191)	(346,507)
Non-current portion of inventories	24,355	24,209
Costs of inventories recognized as expense	978,635	1,121,471
Production costs	696,672	841,297
Depreciation and amortisation expense	254,469	253,453
NRV adjustments to inventory	(16,200)	(400)
Inventories, at net realisable value	215,500	151,500
Escobal mine [member]
Disclosure of inventories [Line Items]
Supplies	17,100	16,900
Concentrate [member]
Disclosure of inventories [Line Items]
Total inventories	19,104	17,433
Stockpile ore [member]
Disclosure of inventories [Line Items]
Total inventories	30,063	27,708
Non-current portion of inventories	2,700	1,200
Stockpile ore [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge		5,000
Stockpile ore [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge	2,000
Heap leach and in process [member]
Disclosure of inventories [Line Items]
Total inventories	219,334	169,751
Non-current portion of inventories	147,000	74,500
Heap leach and in process [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	26,200	39,300
Dore and finished [member]
Disclosure of inventories [Line Items]
Total inventories	77,489	67,820
Dore and finished [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge		2,900
Dore and finished [member] | Dolores mine [member]
Disclosure of inventories [Line Items]
Impairment charge	2,900
Materials and supplies [member]
Disclosure of inventories [Line Items]
Total inventories	$ 84,556	$ 88,004